Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective tax rate					28.00%
Income tax examination description					The years that remain subject to examination are the years ended June 30, 2018 and June 30, 2019, six months ended December 31, 2019 and the year ended December 31, 2020
Effective income tax rate percentage	0.00%	0.00%	0.00%	0.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 8,034,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 8,034,000
Net operating loss carryforwards expiration					expire through 2041